Shareholder Report, Holdings (Details) - C000255106	Jun. 30, 2025
Taiwan Semiconductor Manufacturing Co., Ltd.6889106
Holdings [Line Items]
Percent of Total Investments	7.50%
Alibaba Group Holding, Ltd.01609W102
Holdings [Line Items]
Percent of Total Investments	5.40%
MediaTek, Inc.6372480
Holdings [Line Items]
Percent of Total Investments	5.00%
Samsung Electronics Co., Ltd.6771720
Holdings [Line Items]
Percent of Total Investments	4.10%
JD.com, Inc.47215P106
Holdings [Line Items]
Percent of Total Investments	3.30%
Eurobank Ergasias Services and Holdings SABYZ43T4
Holdings [Line Items]
Percent of Total Investments	3.10%
Emaar Properties PJSCB01RM25
Holdings [Line Items]
Percent of Total Investments	2.90%
SK Square Co., Ltd.BMG3GS6
Holdings [Line Items]
Percent of Total Investments	2.90%
Full Truck Alliance Co., Ltd.35969L108
Holdings [Line Items]
Percent of Total Investments	2.80%
Samsung Fire & Marine Insurance Co., Ltd.6155250
Holdings [Line Items]
Percent of Total Investments	2.80%
China
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.30%
United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Greece
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Poland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.20%